Commitments and Credit Risk - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments and Credit Risk [Line Items]
Loans and leases receivable, commitments, variable rates	$ 7,800,000	$ 11,000,000
Minimum
Commitments and Credit Risk [Line Items]
Time to fund mortagage loan	60 days
Maximum
Commitments and Credit Risk [Line Items]
Time to fund mortagage loan	90 days
Commercial Lines
Commitments and Credit Risk [Line Items]
Lines Of credit granted	13,000,000	32,400,000
Consumer lines
Commitments and Credit Risk [Line Items]
Lines Of credit granted	11,100,000	30,000,000
Standby letters of credit
Commitments and Credit Risk [Line Items]
Letters of credit outstanding, amount	150,000	962,000
Commercial Real Estate Other Receivable
Commitments and Credit Risk [Line Items]
Concentration risk percentage credit risk loan products	64.50%	64.50%
Installment laons
Commitments and Credit Risk [Line Items]
Concentration risk percentage credit risk loan products	10.70%	13.80%
Real estate loans
Commitments and Credit Risk [Line Items]
Concentration risk percentage credit risk loan products	24.80%	21.70%
Deposits with Federal Reserve Bank of Cleveland	$ 69,800,000	$ 10,400,000